Expenses by nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development [Abstract]
External costs	[1]	$ 7,134	$ 338	$ 296
Employee expenses	[2]	1,419	0	0
Total research and development expenses		8,553	338	296
General and administrative [Abstract]
External costs	[1]	5,623	103	14
Employee expenses	[2]	924	5	0
Total general and administrative expenses		6,547	108	14
Operating expense		15,100	446	310
Foreign currency translation differences [abstract]
Foreign currency translation differences		$ 5,907	$ 0	$ 0

[1]	Includes depreciation expense (see note 10, “Property, plant and equipment”).
[2]	Includes share-based compensation expense (see note 15, “Share-based compensation”).